CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flow from operating activities
Net income (loss)	¥ 89,213	$ 14,000	¥ 19,610	¥ 11,363
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Loss on assets held for sale impairment	0	0	37,951	0
- Depreciation of property, plant and equipment	12,365	1,940	41,722	41,451
- Amortization of intangible assets	534	84	534	534
- Deferred income taxes (benefit)	6,018	944	(6,115)	2,325
- Bad debt (recovery) expense	(1,230)	(193)	578	(1,014)
- Inventory provision	(431)	(68)	267	1,489
Changes in operating assets and liabilities
- Investment income recorded on Fuwei Holdings' book	0	0	0	0
- Accounts and bills receivable	3,470	545	(5,086)	(3,319)
- Inventories	(9,589)	(1,505)	(2,119)	(399)
- Advance to suppliers	352	55	(2,009)	(583)
- Prepaid expenses and other current assets	(96)	(15)	(35)	10
- Accounts payable	(3,114)	(489)	6,198	(1,217)
- Accrued expenses and other payables	(15,273)	(2,398)	21,938	(302)
- Advance from customers	(1,625)	(255)	4,093	3,344
- Tax payable	(645)	(101)	9	684
Net cash provided by (used in) operating activities	79,949	12,544	117,536	54,366
Cash flow from investing activities
Purchases of property, plant and equipment	(7,986)	(1,253)	(11,257)	(12,925)
Advanced to suppliers - non current	1,542	242	0	0
Amount change in construction in progress		0	0	366
Proceeds from sale of property, plant, and equipment	122,919	19,289	0	0
Deposit for purchase	0	0	0	0
Net cash used in (provided by) investing activities	116,475	18,278	(11,257)	(12,559)
Cash flow from financing activities
Principal payments of bank loans	0	0	0	0
Proceeds from short-term bank loans	0	0	0	50
Proceeds from related party	(73,571)	(11,545)	(45,726)	4,606
Payment of capital lease obligation	0	0	0	0
Change in notes payable	35,126	5,512	(26,000)	(7,000)
Net cash provided by (used in) financing activities	(38,445)	(6,033)	(71,726)	(2,344)
Effect of foreign exchange rate changes	0	445	(1)	0
Net increase (decrease) in cash and cash equivalent, restricted cash	157,979	25,234	34,552	39,463
Cash and cash equivalent, and restricted cash
At beginning of the period/year	120,923	18,532	86,371	46,908
At end of the period/year	278,902	43,766	120,923	86,371
SUPPLEMENTARY DISCLOSURE:
Interest paid	5,054	793	8,490	8,892
Income tax paid	0	0	0	0
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	1,010	158	1,010	1,010
Obligations for acquired equipment under capital lease:	¥ 0	$ 0	¥ 0	¥ 0